Intangible Assets - Movement of Goodwill (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	[1]	£ 7,388.8	£ 10,110.6
Goodwill impairment		1.8	2,822.9		£ 47.7
Ending balance		7,612.3	7,388.8	[1]	10,110.6	[1]
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance		10,807.3	10,888.6
Additions		335.8	37.3
Disposals		(5.4)	(24.6)
Exchange adjustments		(146.7)	(94.0)
Ending balance		10,991.0	10,807.3		10,888.6
Accumulated impairment losses and write-downs
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance		(3,418.5)	(778.0)
Goodwill impairment		1.8	2,822.9
Exchange adjustments		(41.6)	(182.4)
Ending balance		£ (3,378.7)	£ (3,418.5)		£ (778.0)

[1]	Figures have been restated as described in the accounting policies.